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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05460
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	8/31
Date of reporting period:	5/31/17

Item 1. Schedule of Investments.

Premier Portfolio

Premier U.S. Government Money Portfolio

Premier Tax-Exempt Portfolio

Quarterly Schedule of Portfolio Holdings

May 31, 2017

invesco.com/us	CM-I-TST-QTR-1 05/17	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2017

(Unaudited)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–39.36%(a)

Asset-Backed Securities - Fully Supported–4.79%

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.) (b)(c)	1.05%	06/15/2017	$22,000	$21,991,017
Ridgefield Funding Co. LLC (CEP-BNP Paribas S.A.) (b)(c)(d)	1.24%	11/20/2017	7,000	7,000,000
Ridgefield Funding Co. LLC (CEP-BNP Paribas S.A.) (b)(c)	1.42%	07/05/2017	5,000	4,993,294
				33,984,311

Asset-Backed Securities - Fully Supported Bank–17.93%

Anglesea Funding LLC (Multi-CEP’s) (b)(c)	1.04%	06/01/2017	5,000	5,000,000
Anglesea Funding LLC (Multi-CEP’s) (b)(c)	1.05%	06/19/2017	5,000	4,997,375
Anglesea Funding LLC (Multi-CEP’s) (b)(c)	1.20%	07/05/2017	7,000	6,992,067
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (b)(d)	1.52%	08/10/2017	7,000	7,000,000
Concord Minutemen Capital Co., LLC (Multi-CEP’s) (b)(c)	1.00%	06/05/2017	7,000	6,999,222
Concord Minutemen Capital Co., LLC (Multi-CEP’s) (b)(c)	1.00%	06/06/2017	20,000	19,997,222
Ebury Finance LLC (Multi-CEP’s) (b)(c)	0.95%	06/01/2017	15,000	15,000,000
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (b)(c)	1.20%	08/21/2017	10,000	9,973,000
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.) (b)(c)	1.22%	06/15/2017	8,100	8,096,157
Matchpoint Finance PLC (CEP-BNP Paribas S.A.) (b)(c)	1.25%	07/06/2017	8,000	7,990,278
Mountcliff Funding LLC (Multi-CEP’s) (b)(c)	1.05%	06/21/2017	10,000	9,994,167
Victory Receivables Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	1.16%	07/14/2017	5,000	4,993,072
Victory Receivables Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	1.19%	07/06/2017	20,000	19,976,861
				127,009,421

Asset-Backed Securities - Multi-Purpose–3.80%

Mont Blanc Capital Corp. (b)(c)	1.00%	06/16/2017	5,000	4,997,917
Nieuw Amsterdam Receivables Corp. (c)	1.05%	07/03/2017	5,000	4,995,333
Nieuw Amsterdam Receivables Corp. (b)(c)	1.26%	08/24/2017	17,000	16,950,417
				26,943,667

Consumer Finance–0.99%

Toyota Motor Credit Corp. (c)(d)	1.43%	07/26/2017	7,000	7,000,000

Diversified Banks–10.02%

Canadian Imperial Bank of Commerce (b)(c)(d)	1.42%	08/04/2017	9,000	9,000,000
Commonwealth Bank of Australia (b)(c)(d)	1.42%	08/17/2017	7,000	7,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (b)(c)(d)	1.36%	06/08/2017	5,000	5,000,000
First Abu Dhabi Bank PJSC (b)(c)	1.02%	06/06/2017	20,000	19,997,166
HSBC Bank PLC (b)(c)(d)	1.53%	07/05/2017	15,000	15,005,100
NRW Bank (b)(c)	1.10%	07/12/2017	15,000	14,981,294
				70,983,560

Other Diversified Financial Services–1.83%

ABN AMRO Funding USA LLC (b)(c)	1.20%	08/18/2017	8,000	7,979,200
Ontario Teachers’ Finance Trust (b)(c)	1.26%	08/11/2017	5,000	4,987,674
				12,966,874
Total Commercial Paper (Cost $278,887,833)				278,887,833

Certificates of Deposit–30.13%

Australia & New Zealand Banking Group, Ltd. (c)	0.83%	06/01/2017	35,000	35,000,000
Bank of Montreal (c)(d)	1.52%	11/03/2017	7,000	7,000,000
Bank of Nova Scotia (c)(d)	1.52%	11/03/2017	7,000	7,000,000
Canadian Imperial Bank of Commerce (c)(d)	1.46%	07/21/2017	6,000	6,000,000
China Construction Bank Corp. (c)	1.33%	06/23/2017	5,000	5,000,000
China Construction Bank Corp. (c)	1.40%	07/03/2017	15,000	15,000,000
Citibank, N.A.	1.30%	07/07/2017	9,000	9,000,000
Dexia Credit Local S.A. (c)(d)	1.39%	12/27/2017	10,000	10,000,000
Dexia Credit Local S.A. (c)(d)	1.40%	08/16/2017	11,000	11,000,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–(continued)
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (c)(d)	1.58%	10/25/2017	$4,000	$4,000,000
KBC Bank N.V. (c)	0.92%	06/06/2017	17,500	17,500,000
KBC Bank N.V. (c)	1.14%	07/26/2017	5,000	5,000,000
KBC Bank N.V. (c)	1.27%	08/22/2017	5,000	4,985,583
Norinchukin Bank (The) (c)	1.12%	06/09/2017	10,000	10,000,150
Norinchukin Bank (The) (c)	1.47%	08/03/2017	4,000	4,001,936
Royal Bank of Canada (c)(d)	1.45%	12/19/2017	5,000	5,000,000
Svenska Handelsbanken AB (c)(d)	1.43%	08/01/2017	7,000	7,000,000
Swedbank AB (c)	0.82%	06/01/2017	28,000	28,000,000
Toronto-Dominion Bank (The) (c)(d)	1.42%	08/18/2017	5,000	5,000,000
UBS AG (c)(d)	1.53%	08/02/2017	7,000	7,000,000
Wells Fargo Bank, N.A. (d)	1.55%	01/19/2018	5,000	5,000,000
Westpac Banking Corp. (c)(d)	1.49%	01/05/2018	6,000	6,000,000
Total Certificates of Deposit (Cost $213,487,669)				213,487,669

Variable Rate Demand Notes–12.45%(e)

Credit Enhanced–12.45%

California (State of) Infrastructure & Economic Development Bank (Traditional Baking Inc.); Series 2003, VRD IDR (LOC-U.S. Bank, N.A.) (f)	0.83%	08/01/2028	895	895,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.) (f)	0.95%	11/01/2030	1,895	1,895,000
Huntington (City of), Indiana (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (f)	0.86%	08/01/2037	6,065	6,065,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC-Rabobank Nederland) (c)(f)	0.81%	06/01/2035	2,150	2,150,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC-Sumitomo Mitsui Banking Corp.) (b)(c)(f)	1.08%	04/01/2047	24,200	24,200,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.) (b)(c)(f)	1.08%	04/01/2047	4,000	4,000,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.) (f)	0.98%	05/01/2037	3,000	3,000,000
Knox (City of), Indiana (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-BMO Harris Bank N.A.) (f)	0.83%	03/01/2022	760	760,000
Lebanon (County of), Pennsylvania Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (f)	0.78%	10/15/2025	1,475	1,475,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.84%	07/01/2027	1,125	1,125,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (f)	0.98%	03/01/2039	10,055	10,055,000
Minnetonka (City of), Minnesota (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.87%	11/15/2031	70	70,000
Mobile (County of), Alabama Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB) (c)(f)	0.83%	07/01/2040	435	435,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC-Bank of China Ltd.) (f)	1.15%	11/01/2049	9,000	9,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.) (f)	1.15%	11/01/2049	17,000	17,000,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.75%	03/01/2031	384	384,000
Palm Beach (County of), Florida (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The)) (f)	0.80%	11/01/2036	555	555,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC-PNC Bank, N.A.) (f)	0.86%	12/01/2029	600	600,000
Pinellas (County of), Florida Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC-Northern Trust Co. (The)) (f)	0.78%	11/01/2038	3,140	3,140,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (f)	0.74%	06/01/2039	1,080	1,080,000
San Jose (City of), California (Sunset Square Apartments); Series 2002 E, VRD MFH RB (LOC-Citibank, N.A.) (f)	0.83%	06/01/2034	269	269,000
Total Variable Rate Demand Notes (Cost $88,153,000)				88,153,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–81.94% (Cost $580,528,502)				580,528,502

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–18.03%(g)

Bank of Nova Scotia, agreement dated 05/31/2017, maturing value of $18,000,505 (collateralized by a foreign corporate obligation valued at $18,360,610; 1.25%; 07/26/2019) (c)	1.01%	06/01/2017	$18,000,505	$18,000,000
BMO Capital Markets Corp., agreement dated 05/31/2017, maturing value of $15,000,421 (collateralized by domestic and foreign corporate obligations valued at $15,750,605; 1.25% - 5.63%; 06/16/2017 - 03/08/2027) (c)	1.01%	06/01/2017	15,000,421	15,000,000
CIBC World Markets Corp., joint agreement dated 05/31/2017, aggregate maturing value of $1,350,030,000 (collateralized by U.S. Treasury obligations valued at $1,377,000,715; 0.08% - 8.88%; 07/15/2017 - 05/15/2047)	0.80%	06/01/2017	3,227,570	3,227,498
Citigroup Global Markets Inc., open agreement dated 01/25/2017, maturing value of $5,500,000 (collateralized by a foreign corporate obligation valued at $5,610,432; 9.38%; 01/13/2034) (h)	1.54%	-	-	5,500,000
Credit Suisse Securities (USA) LLC, term agreement dated 05/31/2017, maturing value of $14,003,022 (collateralized by domestic non-agency mortgage-backed securities valued at $14,700,326; 0.00% - 5.75%; 11/26/2035 - 09/25/2043) (c)(i)	1.11%	06/07/2017	14,003,022	14,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 05/31/2017, maturing value of $6,001,202 (collateralized by a domestic non-agency mortgage-backed security valued at $6,302,055; 1.27%; 5/25/2047) (c)(i)	1.03%	06/07/2017	6,001,202	6,000,000
ING Financial Markets, LLC, agreement dated 05/31/2017, maturing value of $10,000,317 (collateralized by a domestic corporate obligation valued at $10,501,008; 2.85%; 05/11/2024) (c)	1.14%	06/01/2017	10,000,317	10,000,000
ING Financial Markets, LLC, agreement dated 05/31/2017, maturing value of $20,000,561 (collateralized by domestic corporate obligations and a foreign corporate obligation valued at $21,911,337; 2.85% - 8.00%; 04/30/2020 - 03/01/2033) (c)	1.01%	06/01/2017	20,000,561	20,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 05/03/2017, maturing value of $20,000,000 (collateralized by a domestic non-agency mortgage-backed security and domestic non-agency asset-backed securities valued at $22,000,000; 0.00% - 6.00%; 01/25/2037 - 08/28/2047)	0.00%	08/01/2017	20,000,000	20,000,000
Wells Fargo Securities, LLC, agreement dated 05/31/2017, maturing value of $16,000,449 (collateralized by U.S. government sponsored agency obligations valued at $16,320,000; 0.00% - 1.84%; 08/15/2017 - 09/15/2023)	1.01%	06/01/2017	16,000,449	16,000,000
Total Repurchase Agreements (Cost $127,727,498)				127,727,498
TOTAL INVESTMENTS (j)(k)–99.97% (Cost $708,256,000)				708,256,000
OTHER ASSETS LESS LIABILITIES–0.03%				223,568
NET ASSETS–100.00%				$708,479,568

Investment Abbreviations:

CEP	—Credit Enhancement Provider

FNMA	—Federal National Mortgage Association

IDR	—Industrial Development Revenue Bonds

LOC	—Letter of Credit

MFH	—Multi-Family Housing

RB	—Revenue Bonds

Ref.	—Refunding

VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $295,092,500, which represented 41.65% of the Fund’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 12.3%; Netherlands: 11.9%; Japan: 10.5%; France: 8.5%; Switzerland: 7.6%; Belgium: 6.8%; Australia: 6.8%; Sweden: 5.0%; other countries less than 5% each: 13.3%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(j)	Also represents cost for federal income tax purposes.

(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy the issuer’s obligation. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

May 31, 2017

(Unaudited)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–35.98%

Federal Farm Credit Bank (FFCB)–3.76%

Unsec. Bonds (a)	1.02%	06/05/2017	$10,000	$9,999,973
Unsec. Bonds (a)	1.02%	07/06/2017	20,000	19,999,511
Unsec. Bonds (a)	1.02%	07/14/2017	20,000	20,000,469
Unsec. Bonds (a)	1.05%	07/25/2017	10,000	10,000,713
Unsec. Bonds (a)	1.05%	08/10/2017	10,000	9,999,808
Unsec. Bonds (a)	1.08%	08/29/2017	2,250	2,249,861
Unsec. Bonds (a)	1.03%	10/02/2017	5,000	4,999,241
Unsec. Bonds (a)	1.06%	11/07/2017	5,000	5,000,569
Unsec. Bonds (a)	1.03%	12/08/2017	4,500	4,498,853
Unsec. Bonds (a)	1.06%	12/27/2017	8,000	7,994,019
Unsec. Bonds (a)	1.04%	01/02/2018	12,375	12,377,148
Unsec. Bonds (a)	1.03%	01/17/2018	52,500	52,487,232
Unsec. Bonds (a)	0.79%	01/22/2018	25,000	25,000,000
Unsec. Bonds (a)	1.03%	03/02/2018	18,865	18,877,291
Unsec. Bonds (a)	1.12%	03/21/2018	5,000	5,001,842
Unsec. Bonds (a)	1.04%	03/22/2018	9,565	9,560,986
Unsec. Bonds (a)	1.04%	04/09/2018	6,200	6,197,297
Unsec. Bonds (a)	1.04%	04/16/2018	6,765	6,766,507
Unsec. Bonds (a)	1.09%	10/03/2018	3,000	3,009,116
				234,020,436

Federal Home Loan Bank (FHLB)–29.47%

Unsec. Bonds	1.00%	06/09/2017	11,125	11,125,735
Unsec. Bonds (a)	1.05%	11/15/2017	10,000	10,000,000
Unsec. Bonds (a)	1.06%	11/17/2017	5,000	5,000,000
Unsec. Bonds (a)	1.07%	02/16/2018	10,000	10,000,000
Unsec. Bonds (a)	0.94%	03/06/2018	50,000	50,000,000
Unsec. Bonds (a)	0.94%	03/09/2018	25,000	25,000,000
Unsec. Bonds (a)	0.95%	03/14/2018	20,000	20,000,000
Unsec. Bonds (a)	0.96%	03/15/2018	25,000	25,000,000
Unsec. Bonds (a)	0.96%	03/16/2018	10,000	10,000,000
Unsec. Bonds (a)	0.93%	03/19/2018	25,000	25,000,000
Unsec. Bonds (a)	0.93%	03/19/2018	55,000	55,000,000
Unsec. Bonds (a)	0.97%	03/19/2018	55,000	54,999,793
Unsec. Bonds (a)	0.90%	04/12/2018	40,000	40,000,000
Unsec. Bonds (a)	0.89%	04/20/2018	7,000	6,999,518
Unsec. Bonds (a)	0.88%	04/23/2018	40,000	39,998,180
Unsec. Bonds (a)	0.86%	07/03/2018	50,000	50,000,000
Unsec. Bonds (a)	0.94%	07/23/2018	56,000	56,000,000
Unsec. Bonds (a)	0.86%	10/10/2018	45,000	45,000,000
Unsec. Bonds (a)	0.85%	10/12/2018	83,000	83,000,219
Unsec. Bonds (a)	0.90%	10/26/2018	7,000	7,000,000
Unsec. Bonds (a)	0.86%	11/05/2018	50,000	50,000,000
Unsec. Bonds (a)	0.86%	11/09/2018	8,000	8,000,000
Unsec. Disc. Notes (b)	0.62%	06/02/2017	50,000	49,999,135
Unsec. Disc. Notes (b)	0.67%	06/14/2017	16,000	15,996,129
Unsec. Disc. Notes (b)	0.66%	06/16/2017	200,000	199,945,000
Unsec. Disc. Notes (b)	0.66%	06/21/2017	50,000	49,981,667
Unsec. Disc. Notes (b)	0.61%	07/12/2017	60,000	59,958,317
Unsec. Disc. Notes (b)	0.69%	08/25/2017	50,000	49,919,250
Unsec. Disc. Notes (b)	0.95%	10/13/2017	50,000	49,823,194
Unsec. Global Bonds	1.00%	06/21/2017	35,765	35,770,727

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Global Bonds (a)	1.00%	08/15/2017	$9,500	$9,500,007
Unsec. Global Bonds (a)	1.03%	09/05/2017	20,000	20,000,030
Unsec. Global Bonds (a)	1.09%	10/27/2017	11,500	11,500,000
Unsec. Global Bonds (a)	1.09%	10/27/2017	11,500	11,500,000
Unsec. Global Bonds (a)	1.08%	11/02/2017	8,300	8,301,298
Unsec. Global Bonds (a)	1.08%	11/15/2017	9,100	9,098,857
Unsec. Global Bonds (a)	1.06%	12/05/2017	18,000	17,999,570
Unsec. Global Bonds (a)	0.80%	01/23/2018	13,000	13,000,000
Unsec. Global Bonds (a)	0.81%	01/23/2018	50,000	50,003,254
Unsec. Global Bonds (a)	1.04%	02/08/2018	4,000	4,005,205
Unsec. Global Bonds (a)	1.11%	03/08/2018	4,000	4,000,000
Unsec. Global Bonds (a)	0.97%	03/26/2018	30,000	30,000,000
Unsec. Global Bonds (a)	0.93%	04/06/2018	60,000	60,000,000
Unsec. Global Bonds (a)	0.94%	04/11/2018	250,000	250,018,724
Unsec. Global Bonds (a)	0.83%	05/14/2018	80,000	79,969,331
Unsec. Global Bonds (a)	0.94%	07/12/2018	20,000	20,008,026
Unsec. Global Bonds (a)	0.87%	11/19/2018	35,000	35,000,000
				1,832,421,166

Federal Home Loan Mortgage Corp. (FHLMC)–1.09%

Unsec. Global Notes (a)	1.14%	07/21/2017	4,000	3,999,944
Unsec. Global Notes (a)	1.13%	01/08/2018	10,000	10,000,000
Unsec. Global Notes (a)	1.13%	03/08/2018	26,800	26,874,063
Unsec. Global Notes (a)	0.90%	07/24/2018	9,800	9,800,000
Series M006, Class A, Taxable VRD MFH Ctfs. (a)(c)	1.08%	10/15/2045	17,188	17,188,100
				67,862,107

Federal National Mortgage Association (FNMA)–0.61%

Unsec. Global Notes (a)	1.00%	09/08/2017	5,000	4,998,429
Unsec. Global Notes (a)	1.00%	10/05/2017	5,000	4,998,961
Unsec. Notes (a)	1.03%	07/20/2017	5,000	4,999,868
Unsec. Notes (a)	1.00%	08/16/2017	20,000	19,999,159
Unsec. Notes (a)	1.10%	03/21/2018	3,075	3,081,855
				38,078,272

Overseas Private Investment Corp. (OPIC)–1.05%

Sr. Unsec. Gtd. VRD COP Bonds (a)(c)	1.04%	02/15/2028	10,000	10,000,000
Unsec. Gtd. VRD COP Bonds (a)(c)	0.96%	12/15/2019	9,108	9,108,000
Unsec. Gtd. VRD COP Bonds (a)(c)	1.04%	09/15/2020	45,800	45,800,000
				64,908,000
Total U.S. Government Sponsored Agency Securities (Cost $2,237,289,981)				2,237,289,981

U.S. Treasury Securities–11.71%

U.S. Treasury Bills–11.07%(b)

U.S. Treasury Bills	0.83%	08/03/2017	200,000	199,709,325
U.S. Treasury Bills	0.64%	08/17/2017	40,000	39,945,511
U.S. Treasury Bills	0.91%	08/17/2017	125,000	124,758,038
U.S. Treasury Bills	0.96%	10/26/2017	75,000	74,708,348
U.S. Treasury Bills	0.98%	11/02/2017	250,000	248,957,291
				688,078,513

U.S. Treasury Notes–0.64%

U.S. Treasury Floating Rate Notes (a)	1.03%	04/30/2019	40,000	40,015,298
Total U.S. Treasury Securities (Cost $728,093,811)				728,093,811
TOTAL INVESTMENTS (excluding Repurchase Agreements)–47.69% (Cost $2,965,383,792)				2,965,383,792

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–52.33%(d)

ABN AMRO Bank N.V., joint agreement dated 05/31/2017, aggregate maturing value of $450,010,375 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $459,000,016; 1.13% - 6.50%; 08/31/2020 - 03/20/2047)	0.83%	06/01/2017	$385,798,587	$385,789,692
BNP Paribas S.A., joint agreement dated 05/31/2017, aggregate maturing value of $4,495,000,000 (collateralized by U.S. Treasury obligations valued at $4,590,803,238; 0.13%-1.25%, 04/15/2018-07/15/2025)	0.86%	06/01/2017	500,000,000	500,000,000
CIBC World Markets Corp., joint agreement dated 05/31/2017, aggregate maturing value of $1,350,030,000 (collateralized by U.S. Treasury obligations valued at $1,377,000,715; 0.08% - 8.88%; 07/15/2017 - 05/15/2047)	0.80%	06/01/2017	173,058,472	173,054,626
Credit Agricole Corp. & Investment Bank, joint agreement dated 05/31/2017, aggregate maturing value of $650,014,625 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $663,000,014; 0.88% - 4.50%; 02/08/2018 - 05/01/2047)	0.81%	06/01/2017	200,004,500	200,000,000
Credit Agricole Corp. & Investment Bank, joint term agreement dated 05/30/2017, aggregate maturing value of $125,019,201 (collateralized by U.S. Treasury obligations valued at $127,500,096; 1.88% - 4.25%; 03/31/2022 - 11/15/2040) (e)	0.79%	06/06/2017	25,003,840	25,000,000
ING Financial Markets, LLC, term agreement dated 04/12/2017, maturing value of $75,109,333 (collateralized by domestic agency mortgage-backed securities valued at $76,503,946; 3.50%; 09/01/2046 - 05/01/2047)	0.82%	06/15/2017	75,109,333	75,000,000
ING Financial Markets, LLC, term agreement dated 04/21/2017, maturing value of $65,081,431 (collateralized by domestic agency mortgage-backed securities valued at $66,301,576; 3.50% - 4.50%; 01/01/2041 - 05/01/2047)	0.82%	06/15/2017	65,081,431	65,000,000
ING Financial Markets, LLC, term agreement dated 05/31/2017, maturing value of $50,000,000 (collateralized by a domestic agency mortgage-backed security valued at $51,003,588; 3.50%; 08/01/2046)	0.96%	07/10/2017	50,000,000	50,000,000
ING Financial Markets, LLC, term agreement dated 05/31/2017, maturing value of $50,000,000 (collateralized by domestic agency mortgage-backed securities valued at $51,003,128; 3.50% - 4.00%; 05/01/2042 - 08/01/2046)	1.05%	10/02/2017	50,000,000	50,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint term agreement dated 05/25/2017, aggregate maturing value of $950,153,319 (collateralized by U.S. Treasury obligations valued at $969,850,105; 1.13%, 08/31/2021) (e)	0.83%	06/01/2017	120,019,367	120,000,000
Metropolitan Life Insurance Co., joint term agreement dated 05/31/2017, aggregate maturing value of $1,000,016,306 (collateralized by U.S. Treasury obligations valued at $1,029,543,585; 0.00%-4.50%, 04/30/2018-08/15/2045) (e)	0.85%	06/07/2017	220,004,650	220,004,650
RBC Capital Markets LLC, joint term agreement dated 04/05/2017, aggregate maturing value of $345,589,375 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $351,900,113; 0.00% - 8.50%; 05/24/2018 - 05/01/2047) (e)	0.82%	06/19/2017	75,128,125	75,000,000
RBC Capital Markets LLC, joint term agreement dated 05/16/2017, aggregate maturing value of $600,276,500 (collateralized by domestic agency mortgage-backed securities valued at $612,000,001; 1.11% - 8.50%; 08/01/2018 - 02/20/2067) (e)	0.79%	06/06/2017	105,048,388	105,000,000
RBC Capital Markets LLC, joint term agreement dated 05/18/2017, aggregate maturing value of $500,346,111 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.24% - 8.50%; 03/15/2020 - 05/01/2047) (e)	0.89%	08/16/2017	65,044,994	65,000,000
RBC Capital Markets LLC, joint term agreement dated 05/24/2017, aggregate maturing value of $500,012,500 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,027; 1.33% - 6.00%; 09/01/2018 - 05/01/2047) (e)	0.90%	08/22/2017	90,002,250	90,000,000
RBC Capital Markets LLC, joint term agreement dated 05/31/2017, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,004; 0.00% - 7.68%; 02/01/2018 - 02/01/2047) (e)	0.91%	07/31/2017	280,000,000	280,000,000
Societe Generale, joint open agreement dated 04/27/2017, aggregate maturing value of $1,500,000,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,025; 0.00% - 8.50%; 07/31/2017 - 05/20/2047) (f)	0.83%	-	-	300,000,000
Societe Generale, joint term agreement dated 05/16/2017, aggregate maturing value of $500,255,555 (collateralized by U.S. Treasury obligations valued at $510,000,064; 0.00% - 4.25%; 08/10/2017 - 11/15/2024) (e)	0.80%	06/08/2017	75,038,333	75,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 05/31/2017, aggregate maturing value of $2,000,046,667 (collateralized by domestic agency mortgage-backed securities valued at $2,040,003,053; 3.00% - 3.50%; 10/20/2042 - 03/20/2046)	0.84%	06/01/2017	400,009,333	400,000,000
Total Repurchase Agreements (Cost $3,253,848,968)				3,253,848,968
TOTAL INVESTMENTS (g)–100.02% (Cost $6,219,232,760)				6,219,232,760
OTHER ASSETS LESS LIABILITIES–(0.02)%				(1,097,592)
NET ASSETS–100.00%				$6,218,135,168

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

Investment Abbreviations:

COP	—Certificates of Participation

Ctfs.	—Certificates

Disc.	—Discounted

Gtd.	—Guaranteed

MFH	—Multi-Family Housing

Sr.	—Senior

Unsec.	—Unsecured

VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(d)	Principal amount equals value at period end. See Note 1D.

(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are predetermined daily.

(g)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

May 31, 2017

(Unaudited)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.66%

Alabama–3.47%

Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB)(a)(b)(c)	0.83%	07/01/2040	$2,639	$2,639,000

Arizona–4.08%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC-Bank of America, N.A.)(a)(b)	0.76%	01/01/2046	1,390	1,390,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP-FNMA)(a)	0.80%	06/15/2031	1,705	1,705,000
				3,095,000

California–8.60%

California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC-Mizuho Bank, Ltd.)(a)(b)	0.72%	11/01/2026	1,500	1,500,000
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC-State Street Bank & Trust Co.)(a)(b)	0.75%	05/01/2034	1,735	1,735,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC-Citibank, N.A.)(a)(b)	0.72%	08/01/2042	1,300	1,300,000
San Jose (City of) (Sunset Square Apartments); Series 2002 E, VRD MFH RB (LOC-Citibank, N.A.)(a)(b)(d)	0.83%	06/01/2034	2,000	2,000,000
				6,535,000

Colorado–3.10%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.86%	02/01/2031	617	617,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.86%	07/01/2034	170	170,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.86%	04/01/2024	580	580,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.)(a)(b)	0.80%	07/01/2021	991	991,000
				2,358,000

District of Columbia–0.55%

District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC-Royal Bank of Canada)(a)(b)	0.79%	10/01/2036	420	420,000

Florida–4.96%

Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.86%	10/01/2021	635	635,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(a)(b)	0.80%	11/01/2036	545	545,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC-Northern Trust Co. (The))(a)(b)	0.78%	11/01/2038	2,590	2,590,000
				3,770,000

Georgia–5.79%

Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.)(a)(b)(d)(e)	0.83%	01/01/2029	370	370,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.86%	01/01/2020	150	150,000
Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC-Rabobank Nederland)(a)(b)(c)(d)	0.83%	08/01/2027	580	580,000
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(a)(b)	0.78%	01/01/2036	3,000	3,000,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia-(continued)

Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.86%	09/01/2020	$300	$300,000
				4,400,000

Illinois–4.31%

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris Bank N.A.)(a)(b)(e)	0.88%	10/01/2017	40	40,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(a)	0.74%	12/01/2046	545	545,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(e)	0.94%	06/01/2017	175	175,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co. (The))(a)(b)	0.79%	01/01/2037	900	900,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC-FHLB of Indianapolis)(a)(b)(d)	0.95%	12/01/2039	365	365,000
Memorial Health System Obligated Group; Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.98%	10/01/2024	1,100	1,100,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC-BMO Harris Bank N.A.)(a)(b)(d)	0.83%	04/01/2022	145	145,000
				3,270,000

Indiana–5.46%

Huntington (City of) (Huntington Univ Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	0.86%	08/01/2037	90	90,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC-Rabobank Nederland)(a)(b)(c)	0.81%	06/01/2035	2,090	2,090,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC-Bank of Nova Scotia)(a)(b)(c)	0.77%	06/01/2040	700	700,000
Purdue University; Series 2011 A, VRD COP(a)	0.71%	07/01/2035	1,265	1,265,000
				4,145,000

Louisiana–1.26%

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(a)(b)	0.75%	07/01/2047	960	960,000

Massachusetts–1.55%

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(a)(b)	0.77%	10/01/2038	1,180	1,180,000

Michigan–2.50%

Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (LOC-FHLB of Indianapolis)(a)(b)(d)	0.94%	07/01/2032	250	250,000
Oakland University Board of Trustees; Series 2008, Ref. VRD General RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.75%	03/01/2031	1,650	1,650,000
				1,900,000

Minnesota–1.88%

St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)(a)	0.78%	10/01/2033	1,430	1,430,000

Missouri–6.44%

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(a)(b)	0.81%	08/01/2038	1,995	1,995,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(a)(b)	0.75%	02/01/2031	2,900	2,900,000
				4,895,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Hampshire–2.53%

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC-TD Bank, N.A.)(a)(b)	0.79%	07/01/2038	$1,925	$1,925,000

New York–5.92%

New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC-HSBC Bank, USA N.A.)(a)(b)(c)	0.79%	11/01/2036	1,600	1,600,000
New York (State of) Housing Finance Agency (605 West 42nd Street Housing); Series 2014 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)	0.88%	05/01/2048	2,200	2,200,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	0.85%	11/01/2049	700	700,000
				4,500,000

North Carolina–3.21%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(a)	0.74%	12/01/2021	250	250,000
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC-Royal Bank of Canada)(a)(b)(c)	0.77%	05/01/2036	1,035	1,035,000
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC-Branch Banking & Trust Co.)(a)(b)(d)	0.83%	08/01/2020	1,150	1,150,000
				2,435,000

Ohio–1.52%

Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (LOC-FHLB of Indianapolis)(a)(b)(d)(e)	0.95%	01/01/2034	200	200,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.)(a)(b)	0.78%	08/02/2038	190	190,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.)(a)(b)	0.74%	05/01/2026	764	764,000
				1,154,000

Oregon–2.53%

Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)(d)	0.84%	07/01/2027	255	255,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC-U.S. Bank, N.A.)(a)(b)	0.78%	08/01/2034	1,670	1,670,000
				1,925,000

Pennsylvania–7.96%

Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC-PNC Bank, N.A.)(a)(b)	0.78%	11/01/2039	1,578	1,578,000
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.77%	06/01/2037	40	40,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.78%	10/15/2025	1,365	1,365,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.89%	12/01/2025	300	300,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	0.92%	08/01/2026	200	200,000
Philadelphia (City of); Series 2017 C-3, Airport Commercial Paper RN (LOC-Wells Fargo Bank, N.A.)(b)	0.99%	06/06/2017	1,850	1,850,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.)(a)(b)	0.79%	11/01/2029	715	715,000
				6,048,000

South Carolina–2.18%

South Carolina (State of) Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC-Bank of America, N.A.)(a)(b)(e)	1.00%	07/01/2017	330	330,000
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008D, Ref. VRD RB (LOC-Bank of New York Mellon (The))(a)(b)	0.75%	11/01/2025	1,325	1,325,000

				1,655,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–14.09%

Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund Guarantee Program)(a)	0.80%	08/01/2035	$1,780	$1,780,000
Houston (City of); Series G-2, General Obligation Commercial Paper Notes	0.96%	06/21/2017	1,400	1,400,014
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC-Royal Bank of Canada)(a)(b)(c)	0.77%	01/01/2049	1,915	1,915,000
Port Arthur (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VRD PCR(a)	0.79%	10/01/2024	915	915,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	0.77%	04/01/2026	1,505	1,505,000
Texas Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)(a)(d)	0.83%	06/01/2041	1,810	1,810,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.76%	08/01/2025	1,375	1,375,000
				10,700,014

Utah–1.91%

Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Canadian Imperial Bank of Commerce)(a)(b)(c)	0.78%	11/01/2024	1,450	1,450,000

Virginia–1.19%

Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	0.76%	08/01/2037	900	900,000

West Virginia–1.98%

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.)(a)(b)	0.82%	01/01/2034	1,500	1,500,000

Wisconsin–0.69%

Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago)(a)(b)	0.84%	10/01/2042	520	520,000
TOTAL INVESTMENTS(f)(g)–99.66% (Cost $75,709,000)				75,709,014
OTHER ASSETS LESS LIABILITIES–0.34%				255,923
NET ASSETS–100.00%				$75,964,937

Investment Abbreviations:

CEP	—Credit Enhancement Provider

COP	—Certificates of Participation

FHLB	—Federal Home Loan Bank

FHLMC	—Federal Home Loan Mortgage Corp.

FNMA	—Federal National Mortgage Association

GO	—General Obligation

IDR	—Industrial Development Revenue Bonds

LOC	—Letter of Credit

MFH	—Multi-Family Housing

PCR	—Pollution Control Revenue Bonds

RB	—Revenue Bonds

Ref.	—Refunding

RN	—Revenue Notes

VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 6.7%; other countries less than 5% each: 10.0%.

(d)	Security subject to the alternative minimum tax.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $1,115,000, which represented 1.47% of the Fund’s Net Assets.

(f)	Also represents cost for federal income tax purposes.

(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Bank of America, N.A.	6.6%
JPMorgan Chase Bank, N.A.	5.9
Wells Fargo Bank, N.A.	5.8
Northern Trust Co.	5.3
U.S. Bank, N.A.	5.1
TD Bank, N.A.	5.0

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Premier Tax-Exempt Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Premier Portfolio and Premier U.S. Government Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

D.	Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
E.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2017, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Item 2.	Controls and Procedures.

(a)	As of May 19, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 19, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 28, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.